Schedule I - Summary of Investments - Other than Investments in Related Parties	12 Months Ended
Dec. 31, 2020
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other than Investments in Related Parties
Schedule I - Summary of Investments - Other than Investments in Related Parties

	Cost	Fair value	Balance sheet value
Assets
Private common equity securities	$1,000	$1,000	$1,000
Private preferred equity securities	3,000	3,000	3,000
Total equities	4,000	4,000	4,000
Asset-backed securities	9,268	9,929	9,929
Bank debt	362	423	423
Corporate bonds	29,396	37,746	37,746
U.S. Treasury securities	52,426	53,213	53,213
Total debt securities	91,452	101,311	101,311
Total investments in securities	$95,452	$105,311	$105,311